Reserves (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares
Reserves [Line Items]
Share premium	¥ 8,916,853		¥ 6,545,129		$ 1,275,093
Transferred out from capital and reserves | ¥				¥ 43,709
Capital and Reserve Funds	3,033,545		2,702,519		$ 433,791
Bonus amount	¥ 58,869	$ 8,418	¥ 49,350
Newly issued shares (in Shares) | shares	373,321,692		315,224,993		373,321,692
Price per shares (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001
RSU Schemes [Member]
Reserves [Line Items]
Capital reserve	¥ 20,874		¥ 20,924	31,503	$ 2,985
Share premium	33,000		19,333	¥ 32,593	4,719
Transferred out from capital and reserves	33,635	$ 4,810	33,998
Reserves [Member]
Reserves [Line Items]
Share premium	¥ 58,868		¥ 40,719		$ 8,418
Newly issued shares (in Shares) | shares	1,592,607		2,479,348		1,592,607
Price per shares (in Dollars per share) | $ / shares						$ 40.05		$ 21.95